LEASES (Tables) - Maius Pharmaceutical Co. Ltd [Member]	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION FOR LEASES

Supplemental balance sheet information for leases was as follows:

	March 31, September 30,
	2025 (unaudited)	2024
Operating lease:
Operating lease ROU assets	$56,132	$75,687

Current operating lease obligation	$39,736	$40,106
Total operating lease obligation	$39,736	$40,106
Supplemental balance sheet information for leases was as follows:
	As of September 30,
	2024	2023
Operating lease:
ROU assets	$75,687	$27,023

Current operating lease obligation	$40,106	$22,087

SCHEDULE OF UNDISCOUNTED FUTURE MINIMUM LEASE PAYMENT	The undiscounted future minimum lease payment schedule as of September 30, 2024 is as follows:
Within 1 year	$41,801
2026	26,601
Less: interest	2,019
Present value of lease liabilities	$66,383